Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 41,695		$ 41,695
Cost of revenues	12,508		12,508
Gross profit	29,187		29,187
Operating expenses
General and administrative	194,200	43,161	346,029	67,471
Total operating expenses	194,200	43,161	346,029	67,471
Loss from operations	(165,013)	(43,161)	(316,842)	(67,471)
Other income (expenses)
Interest expense	(539)	(550)	(1,081)	(1,104)
Other income	586	1,868	33,086	3,668
Other expenses	(49,912)	(50,000)	(53,028)	(50,000)
Other expenses, net	(49,865)	(48,682)	(21,023)	(47,436)
Loss before income tax	(214,878)	(91,843)	(337,865)	(114,907)
Income tax expense	800	1,600	800	1,600
Net loss from continuing operations	(215,678)	(93,443)	(338,665)	(116,507)
Loss from discontinued operations		(191,072)	(120,827)	(346,844)
Gain from disposal of discontinued operations			377,752
Net loss	$ (215,678)	$ (284,515)	$ (81,740)	$ (463,351)
Basic weighted average shares outstanding (in Shares)	38,009,000	34,712,297	38,009,000	33,865,354
Diluted weighted average shares outstanding (in Shares)	38,009,000	34,712,297	38,009,000	33,865,354
Basic net loss per share (in Dollars per share)	$ (0.01)	$ (0.01)	$ 0	$ (0.01)
Diluted net loss per share (in Dollars per share)	$ (0.01)	$ (0.01)	$ 0	$ (0.01)